Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Research and development expenses		$ 121,000,000	$ 282,000,000
Accounts payable	56,000,000	82,000,000	62,000,000
Contributed cash amounts to ST Foundation	500,000	500,000	0
JVD [Member]
Related Party Transaction [Line Items]
Research and development expenses		121,000,000
ST-Ericsson AT (JVD) [Member]
Related Party Transaction [Line Items]
Research and development expenses			224,000,000
Accounts payable			$ 44,000,000